Real Estate Investments - Schedule of Preliminary Allocation of Purchase Price of Assets Acquired and Liabilities Assumed (Detail) (USD $)	Sep. 30, 2014 Cherry Creek [Member]	Sep. 30, 2014 Plaza 25 [Member]	Sep. 30, 2014 Lake Vista Pointe [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member]	Dec. 31, 2013 Predecessor [Member] Corporate Parkway [Member]	Dec. 31, 2012 Predecessor [Member] Central Fairwinds [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]
Business Acquisition [Line Items]
Land	$ 25,745,012	$ 1,764,235	$ 4,115,158	$ 16,504,845	$ 12,748,491	$ 3,756,354	$ 1,746,721
Building and improvements	15,771,277	18,486,580	17,562,157	36,579,472	17,999,655	18,579,817	9,073,245
Tenant improvements	4,372,849	2,075,932	2,581,839	4,626,345	2,717,043	1,909,302	677,821
Prepaid expenses and other assets		1,926	29,610	222,523	217,170	5,353	57,417
Deferred leasing costs				12,492	12,492
Acquired intangible assets	12,009,085	2,923,754	3,682,828	14,619,615	10,470,441	4,149,174	2,644,796
Accounts payable and accrued liabilities	(815,378)	(640,630)	(1,732,801)	(1,233,521)	(1,233,521)		(311,719)
Acquired intangible liabilities				(17,936)	(17,936)
Lease intangible liability	(249,409)	(327,906)
Fair value of assets and liabilities at acquisition	$ 56,833,436	$ 24,283,891	$ 26,238,791	$ 71,313,835	$ 42,913,835	$ 28,400,000	$ 13,888,281	$ 56,833,436